Notes and Accrued Interest Receivable – Related Party (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2024	Dec. 31, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Conversion of stock							$ 5,267,500
Related Party [Member]
Related Party Transaction [Line Items]
Conversion of stock					$ 3,630,000		$ 5,267,500
Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Interest rate			150.00%		150.00%		7.00%
Accretion income							$ 178,525
Payments to employees	$ 15,407
Accrued interest receivable			$ 318,633		318,633		54,198
Interest Income (Expense), Operating			318,633		386,475		233,910	$ 0
Next NRG Holding Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accretion income			113,861	$ 0	386,475	$ 0
Default income			$ 3,266,816	$ 0	$ 3,266,816	$ 0	$ 0
EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Issuance of shares ownership percentage					69.00%
EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accretion income					$ 386,475
Default income					$ 3,266,816
EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest rate			8.00%		8.00%
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Conversion of stock		$ 185,700
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accretion income
Default income
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest rate			8.00%		8.00%
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Interest rate			10.00%		10.00%